CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Net loss	$ (16,971,797)	$ (6,875,950)	$ (8,786,277)	$ (6,930,139)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Amortization of debt discount			1,371,607	755,725
Amortization of deferred financing costs	327,455	663,747	83,056	31,944
(Gain) loss on derivative liability, net	6,032,000	(210,634)	(210,634)	3,393,904
Depreciation and amortization expense	292,329	130,038	282,828	66,262
Equity-based payments	1,974,191	4,964,218	5,418,672	1,298,375
Changes in operating assets and liabilities (net of amounts acquired)
Accounts receivable	(143,141)	(72,264)	(106,234)	(18,319)
Prepaid expenses and other assets	(12,321)	(89,405)	(24,332)	(20,158)
Inventory	(11,627)	40,013	67,072	(70,341)
Accounts payable and accrued liabilities	174,948	335,150	322,216	67,716
Net cash used in operating activities:	(1,062,683)	(1,115,087)	(1,582,026)	(1,425,031)
CASH FLOWS USED IN INVESTING ACTIVITIES
Purchase of property and equipment	(11,615)	(54,960)	(56,213)	(573,052)
Chiefton acquisition – cash paid for inventory			(12,249)
Purchase of intangible assets				(38,200)
Net cash used in investing activities	(11,615)	(54,960)	(68,462)	(611,252)
CASH FLOWS PROVIDED BY (USED IN) FINANCING ACTIVITIES
Proceeds from issuance of notes payable, net of cash expenses	2,500,000	659,000	350,000	1,394,739
Increase in line of credit -- related party	497,500	365,000	1,100,000
Payments on notes payable	(917,307)	(4,701)	(6,337)	(5,356)
Proceeds from sale of warrants, net		86,171		400,000
Proceeds from exercise of warrants for shares of common stock, net			100,000
Deferred financing costs				(15,000)
Net cash provided by financing activities	2,080,193	1,105,470	1,543,663	1,774,383
NET (DECREASE) INCREASE IN CASH	1,005,895	(64,577)	(106,825)	(261,900)
CASH, BEGINNING OF PERIOD	58,711	165,536	165,536	427,436
CASH, END OF PERIOD			58,711	165,536
SUPPLEMENTAL SCHEDULE OF CASH FLOW INFORMATION
Cash paid for interest	$ 213,813	$ 173,627	231,296	225,503
NON-CASH TRANSACTIONS
Acquisition of IPG with common stock payable and warrants			1,887,000
Acquisition of Chiefton with common stock payable			69,400
Purchase of property with note payable				600,000
Convertible notes settled in common stock			1,651,123	485,000
Line of credit – related party converted into 10% Note			309,000
Warrants issued in connection with debt recorded as debt discount			298,532	92,600
Non-cash financing costs				100,000
Issuance of common stock upon cashless conversion of warrants by Full Circle			3,683,270
Issuance of common stock from accrued stock payable			$ 988,493
Accrued stock payable and warrants for architectural services				$ 109,667